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                              UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                                Form 13F

                          Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011

Check here if Amendment  / /;                 Amendment Number:
                                                               -----------
This Amendment (Check only one.):   / /  is a restatement.
                                    / /  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      CornerCap Investment Counsel, Inc.
Address:   The Peachtree, Suite 1700
           1355 Peachtree Street, N.E.
           Atlanta, Georgia  30309

Form 13F File Number: 28- 7208
                         ------
     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Thomas E. Quinn
Title:      Chief Executive Officer
Phone:      (404)  870-0700

Signature, Place, and Date of Signing:

   /s/ Thomas E. Quinn      Atlanta, Georgia       02/13/2012
   -------------------      ----------------       ----------
        [Signature]          [City, State]           [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

 NONE

Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             None
                                            ---------
Form 13F Information Table Entry Total:         105
                                            ---------
Form 13F Information Table Value Total:    $  381,985
                                            ---------
                                           (thousands)



List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

 NONE
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
        COLUMN 1            COLUMN 2     COLUMN 3    COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7          COLUMN 8
------------------------ -------------- --------- ------------- ------------------- ---------- ---------- --------------------------
                                                      VALUE      SHRS OR   SH/ PUT/ INVESTMENT   OTHER        VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS   CUSIP      (x$1000)    PRN AMT   PRN CALL DISCRETION  MANAGERS    SOLE    SHARED    NONE
------------------------ -------------- --------- ------------- ---------- --- ---- ---------- ---------- -------- -------- --------
ABBOTT LABS COM                           2824100         7253      128989  SH         Sole                 128989
AEROPOSTALE COM                           7865108         5434      356357  SH         Sole                 356357
ALMOST FAMILY INC COM                    20409108         2117      127679  SH         Sole                 127679
ALPHA NATURAL RESOURCES
 INC CO                                 02076X102         4198      205462  SH         Sole                 205462
AMGEN INC COM                            31162100         7759      120836  SH         Sole                 120836
APOLLO GROUP INC CL A                    37604105         7329      136055  SH         Sole                 136055
APPLE INC COM                            37833100          365         902  SH         Sole                    902
ARCHER DANIELS MIDLAND
 CO COM                                  39483102         6835      238972  SH         Sole                 238972
ARROW ELECTRS INC COM                    42735100         6318      168890  SH         Sole                 168890
AT&T INC COM                            00206R102         7660      253298  SH         Sole                 253298
AZZ INC COM                               2474104         2716       59775  SH         Sole                  59775
BANK OF NEW YORK MELLON
 CORP C                                  64058100         3906      196179  SH         Sole                 196179
BB&T CORP COM                            54937107          313       12448  SH         Sole                  12448
BUCKEYE TECHNOLOGIES INC
 COM                                    118255108         3638      108780  SH         Sole                 108780
C&J ENERGY SVCS INC COM                 12467B304         2104      100540  SH         Sole                 100540
CENTURYLINK INC COM                     156700106         6893      185297  SH         Sole                 185297
CHEVRON CORP NEW COM                    166764100          270        2537  SH         Sole                   2537
CIGNA CORP COM                          125509109         7783      185302  SH         Sole                 185302
CITY HLDG CO COM                        177835105         2662       78545  SH         Sole                  78545
CLIFFS NATURAL RESOURCES
 INC C                                  18683K101         6182       99154  SH         Sole                  99154
COCA COLA CO COM                        191216100          249        3554  SH         Sole                   3554
COMPUTER SCIENCES CORP
 COM                                    205363104         4227      178362  SH         Sole                 178362
CONOCOPHILLIPS COM                      20825C104         8575      117674  SH         Sole                 117674
CONVERGYS CORP COM                      212485106         4261      333643  SH         Sole                 333643
CORE MARK HOLDING CO INC
 COM                                    218681104         3776       95352  SH         Sole                  95352
CORNING INC COM                         219350105         4145      319308  SH         Sole                 319308
COVENTRY HEALTH CARE INC
 COM                                    222862104         2449       80647  SH         Sole                  80647
CYBERCARE INC COM                       23243T105            0       41848  SH         Sole                  41848
DARLING INTL INC COM                    237266101         2111      158805  SH         Sole                 158805
DELPHI FINL GROUP INC CL
 A                                      247131105         4534      102350  SH         Sole                 102350
DELUXE CORP COM                         248019101         1428       62745  SH         Sole                  62745
DIAMOND OFFSHORE
 DRILLING INC                           25271C102         3709       67122  SH         Sole                  67122
DONNELLEY R R & SONS CO
 COM                                    257867101         5324      368981  SH         Sole                 368981
DU PONT E I DE NEMOURS &
 CO CO                                  263534109         2017       44065  SH         Sole                  44065
EATON CORP COM                          278058102         5963      136975  SH         Sole                 136975
EMCOR GROUP INC COM                     29084Q100         2353       87769  SH         Sole                  87769
ENERGY PARTNERS LTD COM
 NEW                                    29270U303         2496      170970  SH         Sole                 170970
ENERSYS COM                             29275Y102         2415       92995  SH         Sole                  92995
ENPRO INDS INC COM                      29355X107         2668       80889  SH         Sole                  80889
ESTERLINE TECHNOLOGIES
 CORP CO                                297425100         2664       47600  SH         Sole                  47600
EVEREST RE GROUP LTD COM                G3223R108         6969       82872  SH         Sole                  82872
EXXON MOBIL CORP COM                    30231G102          767        9046  SH         Sole                   9046
FLUOR CORP NEW COM                      343412102         4473       89009  SH         Sole                  89009
FREDS INC CL A                          356108100         1690      115933  SH         Sole                 115933
FUSHI COPPERWELD INC COM                3.61E+111         2988      397301  SH         Sole                 397301
GAP INC DEL COM                         364760108         6299      339551  SH         Sole                 339551
GLATFELTER COM                          377316104         2503      177270  SH         Sole                 177270
GOLDMAN SACHS GROUP INC
 COM                                    38141G104         2133       23591  SH         Sole                  23591
GREAT LAKES DREDGE &
 DOCK CORP                              390607109         1880      338165  SH         Sole                 338165
HEALTHWAYS INC COM                      422245100         1593      232230  SH         Sole                 232230
HELMERICH & PAYNE INC
 COM                                    423452101         5371       92030  SH         Sole                  92030
HESS CORP COM                           42809H107         6018      105959  SH         Sole                 105959
HEWLETT PACKARD CO COM                  428236103         5117      198644  SH         Sole                 198644
INTEL CORP COM                          458140100         8093      333714  SH         Sole                 333714
INTERNATIONAL BUSINESS
 MACHS C                                459200101          379        2061  SH         Sole                   2061
JOHNSON & JOHNSON COM                   478160104          458        6988  SH         Sole                   6988
JPMORGAN CHASE & CO COM                 46625H100         5768      173488  SH         Sole                 173488
KMG CHEMICALS INC COM                   482564101         2256      130655  SH         Sole                 130655
KNIGHT CAP GROUP INC CL
 A COM                                  499005106         2306      195135  SH         Sole                 195135
KROGER CO COM                           501044101         7819      322818  SH         Sole                 322818
LAKELAND FINL CORP COM                  511656100         2775      107274  SH         Sole                 107274
LHC GROUP INC COM                       50187A107          869       67770  SH         Sole                  67770
LINCOLN NATL CORP IND
 COM                                    534187109         5563      286459  SH         Sole                 286459
MAIDEN HOLDINGS LTD SHS                 G5753U112         2493      284535  SH         Sole                 284535
MANTECH INTL CORP CL A                  564563104         1980       63365  SH         Sole                  63365
MARATHON OIL CORP COM                   565849106         6783      231750  SH         Sole                 231750
MCDONALDS CORP COM                      580135101          293        2923  SH         Sole                   2923
MEDTRONIC INC COM                       585055106         6795      177638  SH         Sole                 177638
MICROSOFT CORP COM                      594918104         7323      282073  SH         Sole                 282073
NORANDA ALUM HLDG CORP
 COM                                    65542W107         1946      235895  SH         Sole                 235895
NRG ENERGY INC COM NEW                  629377508         6418      354210  SH         Sole                 354210
OCEANFIRST FINL CORP COM                675234108         2009      153730  SH         Sole                 153730
OLIN CORP COM PAR $1                    680665205         3192      162443  SH         Sole                 162443
OM GROUP INC COM                        670872100         1966       87811  SH         Sole                  87811
PAR PHARMACEUTICAL COS
 INC COM                                69888P106         2735       83565  SH         Sole                  83565
PEPSICO INC COM                         713448108          408        6144  SH         Sole                   6144
PFIZER INC COM                          717081103         7993      369382  SH         Sole                 369382
PROTECTIVE LIFE CORP COM                743674103         2969      131610  SH         Sole                 131610
PUBLIC SVC ENTERPRISE
 GROUP CO                               744573106         6838      207156  SH         Sole                 207156
RAYTHEON CO COM NEW                     755111507         7154      147874  SH         Sole                 147874
REINSURANCE GROUP AMER
 INC COM                                759351604         6117      117065  SH         Sole                 117065
S Y BANCORP INC COM                     785060104         1711       83360  SH         Sole                  83360
SAIC INC COM                            78390X101         3383      275254  SH         Sole                 275254
SCHLUMBERGER LTD COM                    806857108          252        3693  SH         Sole                   3693
SEABRIGHT HOLDINGS INC
 COM                                    811656107         1449      189420  SH         Sole                 189420
SIERRA WIRELESS INC COM                 826516106          794      113185  SH         Sole                 113185
STANDARD MTR PRODS INC
 COM                                    853666105         4233      211120  SH         Sole                 211120
SYSTEMAX INC COM                        871851101         3137      191165  SH         Sole                 191165
TIMKEN CO COM                           887389104         6599      170485  SH         Sole                 170485
TOWER GROUP INC COM                     891777104         2158      106975  SH         Sole                 106975
TRANSOCEAN LTD REG SHS                  H8817H100         2310       60170  SH         Sole                  60170
TTM TECHNOLOGIES INC COM                87305R109         2654      242120  SH         Sole                 242120
UFP TECHNOLOGIES INC COM                902673102         2284      154626  SH         Sole                 154626
UNIT CORP COM                           909218109         2561       55195  SH         Sole                  55195
UNITEDHEALTH GROUP INC
 COM                                    91324P102         8396      165671  SH         Sole                 165671
URS CORP NEW COM                        903236107         4370      124421  SH         Sole                 124421
WELLS FARGO & CO NEW COM                949746101         5358      194397  SH         Sole                 194397
WESTERN DIGITAL CORP COM                958102105         6901      222982  SH         Sole                 222982
WHIRLPOOL CORP COM                      963320106         4669       98398  SH         Sole                  98398
ISHARES TR RUSSELL
 MIDCAP                                 464287499          228        2320  SH         Sole                   2320
ISHARES TR S&P 500 INDEX                464287200          370        2938  SH         Sole                   2938
VANGUARD INDEX FDS MCAP
 VL IDX                                 922908512          212        4100  SH         Sole                   4100
VANGUARD INDEX FDS MID
 CAP ETF                                922908629          449        6248  SH         Sole                   6248
VANGUARD INDEX FDS SM CP
 VAL E                                  922908611          442        7053  SH         Sole                   7053
VANGUARD INDEX FDS VALUE
 ETF                                    922908744          465        8860  SH         Sole                   8860